ACCOUNTS PAYABLE AND OTHER - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Increase (decrease) in actuarial valuation	$ 4	$ (40)
Actuarial assumption of discount rates	4.00%	4.00%
Percentage increase in rate of compensation	3.00%	3.00%
Percentage increase in rate of investment	5.00%	4.00%